Average Annual Total Returns - Conservative Allocation Fund	Conservative Allocation Fund Class Past One Year	Conservative Allocation Fund Class Past Five Years	Conservative Allocation Fund Class Past Ten Years	Conservative Allocation Fund Class Return after taxes on distributions Past One Year	Conservative Allocation Fund Class Return after taxes on distributions Past Five Years	Conservative Allocation Fund Class Return after taxes on distributions Past Ten Years	Conservative Allocation Fund Class Return after taxes on distributions and sales of shares Past One Year	Conservative Allocation Fund Class Return after taxes on distributions and sales of shares Past Five Years	Conservative Allocation Fund Class Return after taxes on distributions and sales of shares Past Ten Years	Past One Year	Past Five Years	Past Ten Years	Return after taxes on distributions and sales of shares Past One Year	Return after taxes on distributions and sales of shares Past Five Years	Return after taxes on distributions and sales of shares Past Ten Years	S&P 500® Index (Index reflects no deduction for fees and expenses) Past One Year	S&P 500® Index (Index reflects no deduction for fees and expenses) Past Five Years	S&P 500® Index (Index reflects no deduction for fees and expenses) Past Ten Years
Total				9.32%	7.25%	6.38%	5.96%	5.26%	4.83%	7.51%	4.44%	3.84%	6.08%	5.00%	4.53%	18.40%	15.22%	13.88%